Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	T. Rowe Price New Income Fund, Inc.
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
T. Rowe Price New Income Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	T. Rowe Price New Income Fund—I Class SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 144.7% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	144.70%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 80% of its total assets in income-producing securities, which may include, but are not limited to, U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign bonds, collateralized mortgage obligations, Treasury inflation protected securities, and other securities, including, on occasion, equities.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the fund believes are favorable total return (income plus increases in principal value) characteristics.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or an equivalent rating) by each of the major credit rating agencies (Standard & Poor’s, Moody’s, and Fitch) that have assigned a rating to the security or, if unrated, deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund’s total assets may be invested in “split-rated securities,” which are securities that have been rated investment grade by at least one rating agency but below investment grade by another rating agency. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated foreign debt securities and take currency positions to hedge this exposure as well as to capture appreciation from favorable currency changes. In addition, the fund may invest up to 5% of its total assets in securities that have received below investment grade ratings from each of the rating agencies that have assigned ratings to the securities or, if unrated, deemed to be below investment grade quality by T. Rowe Price.

The fund has considerable flexibility in seeking high income. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term bonds. However, the portfolio’s weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

While most assets will typically be invested in bonds, the fund also uses interest rate futures and forward currency exchange contracts in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

			The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Junk bonds carry a higher risk of default and should be considered speculative. The fund's exposure to credit risk is increased to the extent it invests in securities that are rated noninvestment grade.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund's ability to sell a holding at a suitable price.

Foreign investing risk This is the risk that the fund's investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

			Derivatives risk The fund uses interest rate futures and forward currency exchange contracts and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated interest rate movements and changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund's performance.
Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The New Income Fund—I Class incepted on August 28, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the New Income Fund (“Investor Class”). Because the New Income Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the New Income Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

			Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The New Income Fund—I Class incepted on August 28, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Bar Chart [Heading]		rr_BarChartHeading	New Income Fund Calendar Year Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	5.07%
Worst Quarter	6/30/13	-2.94%
			The fund’s return for the six months ended 6/30/15 was -0.08%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the New Income Fund (“Investor Class”).
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
T. Rowe Price New Income Fund, Inc. | T. Rowe Price New Income Fund-I Class
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.46%
Fee waiver/expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement		rr_NetExpensesOverAssets	0.45%
1 year		rr_ExpenseExampleYear01	$ 46
3 years		rr_ExpenseExampleYear03	144
5 years		rr_ExpenseExampleYear05	252
10 years		rr_ExpenseExampleYear10	$ 567
T. Rowe Price New Income Fund, Inc. | T. Rowe Price New Income Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
2005		rr_AnnualReturn2005	2.85%
2006		rr_AnnualReturn2006	4.13%
2007		rr_AnnualReturn2007	6.33%
2008		rr_AnnualReturn2008	1.41%
2009		rr_AnnualReturn2009	12.33%
2010		rr_AnnualReturn2010	7.16%
2011		rr_AnnualReturn2011	6.25%
2012		rr_AnnualReturn2012	5.86%
2013		rr_AnnualReturn2013	(2.26%)
2014		rr_AnnualReturn2014	5.74%
Year to Date Return, Label		rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.08%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.07%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.94%)
1 Year		rr_AverageAnnualReturnYear01	5.74%
5 Years		rr_AverageAnnualReturnYear05	4.49%
10 Years		rr_AverageAnnualReturnYear10	4.92%
T. Rowe Price New Income Fund, Inc. | Returns after taxes on distributions | T. Rowe Price New Income Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.55%
5 Years		rr_AverageAnnualReturnYear05	3.12%
10 Years		rr_AverageAnnualReturnYear10	3.34%
T. Rowe Price New Income Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price New Income Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.24%
5 Years		rr_AverageAnnualReturnYear05	2.98%
10 Years		rr_AverageAnnualReturnYear10	3.40%
T. Rowe Price New Income Fund, Inc. | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
T. Rowe Price New Income Fund, Inc. | Lipper Core Bond Funds Average
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.33%
5 Years		rr_AverageAnnualReturnYear05	4.68%
10 Years		rr_AverageAnnualReturnYear10	4.24%

[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.